Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000253925 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253925 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253925 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253925 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253925 | 665279873 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253925 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253925 | BV1VXB0 | WinWay Technology Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253925 | 6316121 | Elite Material Co., Ltd
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253925 | B3FJBY3 | Jentech Precision Industrial Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253925 | 6212100 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253925 | Mixed AllocationBD9X204
Holdings [Line Items]
Percent of Total Investments	0.10%
C000253925 | Consumer DiscretionaryBMBQDF6
Holdings [Line Items]
Percent of Total Investments	96.50%
C000253925 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	1.60%
C000253925 | Consumer Discretionary6148272
Holdings [Line Items]
Percent of Total Investments	1.80%
C000253925 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253925 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000253925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000253925 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000253926 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253926 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253926 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253926 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253926 | 665279873 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253926 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253926 | BV1VXB0 | WinWay Technology Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253926 | 6316121 | Elite Material Co., Ltd
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253926 | B3FJBY3 | Jentech Precision Industrial Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253926 | 6212100 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253926 | Mixed AllocationBD9X204
Holdings [Line Items]
Percent of Total Investments	0.10%
C000253926 | Consumer DiscretionaryBMBQDF6
Holdings [Line Items]
Percent of Total Investments	96.50%
C000253926 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	1.60%
C000253926 | Consumer Discretionary6148272
Holdings [Line Items]
Percent of Total Investments	1.80%
C000253926 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253926 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253926 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000253926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000253926 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%